Group Information - Additional Information (Detail) - EUR (€)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Par value per share	€ 2.58	€ 1.24		€ 3.05
Insurance Premium Used For Settlement Of Damages			€ 523,000	€ 996,000
Class A Common Share [Member] | Enric Asuncin Escorsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	387,597	40,372		65,574
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	7,751,938	4,279,371		327,869
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,937,985	1,614,857
Class A Common Share [Member] | S.L Inversiones Finanncieras Perseo S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period				98,361
Class A Common Share [Member] | Anangu Grup, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	387,597
Class A Common Share [Member] | Consilium S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	6,429,330	2,139,686
Class A Common Share [Member] | Generac Power Systems, Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		28,259,991
Class A Common Share [Member] | Black Label Equity I SCR S.A [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,937,985
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management			0	€ 0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense			0	0	€ 0
Key management personnel pension or life insurance obligations			€ 0	€ 0